Share based payments - Additional information (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based remuneration expenses	£ 6,357	£ 10,113	£ 20,150	£ 23,799
Released (in shares)			53,566
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)			27,098
Cash paid on settlement of share based payments			£ 121	£ 2,283
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period			4 years
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period			3 years
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period			3 years
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period			4 years
Granted, weighted average exercise price of other equity instruments (GBP per share)	£ 4.35		£ 4.35
Weighted average remaining contractual life of outstanding other equity instruments			8 years 10 months 24 days
Released (in shares)			317,980